Income Taxes (Details Narrative)	12 Months Ended
Jun. 30, 2026
MALAYSIA
Operating Loss Carryforwards [Line Items]
Profit tax rates	24.00%
MALAYSIA | LBATA [Member]
Operating Loss Carryforwards [Line Items]
Profit tax rates	3.00%
SINGAPORE
Operating Loss Carryforwards [Line Items]
Profit tax rates	17.00%